RiverPark Large Growth Fund
December 31, 2024 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments

Common Stock — 96.1%**

Communication Services – 18.5%
Alphabet, Cl A	6,392	$1,210
Alphabet, Cl C	6,342	1,208
Meta Platforms, Cl A	3,742	2,191
Netflix *	1,593	1,420
Pinterest, Cl A *	24,218	703
Snap, Cl A *	37,436	403
Walt Disney	12,342	1,374
		8,509
Consumer Discretionary – 12.3%
Amazon.com *	11,850	2,600
Booking Holdings	251	1,247
McDonald's	1,647	477
NIKE, Cl B	9,331	706
Starbucks	6,812	622
		5,652
Consumer Staples – 3.3%
Costco Wholesale	1,218	1,116
PepsiCo	2,889	439
		1,555
Financials – 13.1%
Blackstone	7,343	1,266
Charles Schwab	15,881	1,175
KKR	7,807	1,155
Mastercard, Cl A	2,461	1,296
Visa, Cl A	3,635	1,149
		6,041
Health Care – 10.6%
Eli Lilly	2,113	1,631
Illumina *	3,416	456
Intuitive Surgical *	2,132	1,113
UnitedHealth Group	2,158	1,092
Zoetis, Cl A	3,613	589
		4,881
Industrials – 4.4%
Lockheed Martin	853	414
Uber Technologies *	26,601	1,605
		2,019
Information Technology – 33.9%
Adobe *	1,778	791
Apple	12,037	3,014
Applied Materials	3,297	536
Autodesk *	2,695	796
Datadog, Cl A *	5,017	717
Description	Shares	Value (000)
Intuit	1,491	$937
Microsoft	6,562	2,766
NVIDIA	21,472	2,883
ServiceNow *	1,024	1,086
Shopify, Cl A *	13,157	1,399
Taiwan Semiconductor Manufacturing ADR	3,386	669
		15,594
Total Common Stock
(Cost $21,121) (000)		44,251

Total Investments — 96.1%
(Cost $21,121) (000)		$44,251

Percentages are based on Net Assets of $46,026 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

RPF-QH-001-2800

Wedgewood Fund
December 31, 2024 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments

Common Stock — 94.4%

Communication Services – 17.5%
Alphabet, Cl A	14,448	$2,735
Meta Platforms, Cl A	4,651	2,723
		5,458
Consumer Discretionary – 13.9%
Booking Holdings	338	1,679
O'Reilly Automotive *	516	612
Pool	1,741	594
Tractor Supply	27,330	1,450
		4,335
Financials – 16.9%
PayPal Holdings *	27,502	2,347
S&P Global	1,395	695
Visa, Cl A	7,088	2,240
		5,282
Health Care – 9.7%
Edwards Lifesciences *	19,989	1,480
UnitedHealth Group	3,032	1,534
		3,014
Industrials – 7.1%
Copart *	28,202	1,618
Old Dominion Freight Line	3,376	596
		2,214
Information Technology – 29.3%
Apple	9,644	2,415
CDW	5,274	918
Microsoft	3,688	1,555
Motorola Solutions	3,291	1,521
Taiwan Semiconductor Manufacturing ADR	13,769	2,719
		9,128
Total Common Stock
(Cost $15,302) (000)		29,431

Total Investments — 94.4%
(Cost $15,302) (000)		$29,431

Percentages are based on Net Assets of $31,190 (000).
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

RPF-QH-001-2800

RiverPark Short Term High Yield Fund
December 31, 2024 (Unaudited)

Description		Face Amount (000)‡	Value (000)
Schedule of Investments

Corporate Obligations — 74.0%

Communication Services – 8.1%
Cinemark USA
5.875%, 03/15/26 (a)		10,758	$10,812
Getty Images
9.750%, 03/01/27 (a)		9,381	9,359
TEGNA
4.750%, 03/15/26 (a)		6,000	5,938
Warnermedia Holdings
6.412%, 03/15/26		17,228	17,235
Ziggo Bond BV
6.000%, 01/15/27 (a)		16,500	16,381
			59,725
Consumer Discretionary – 17.8%
Ford Motor Credit
2.300%, 02/10/25		16,196	16,143
Goodyear Tire & Rubber
9.500%, 05/31/25		3,599	3,624
Life Time
8.000%, 04/15/26 (a)		49,251	49,335
Sizzling Platter
8.500%, 11/28/25 (a)		19,208	19,204
VF
2.400%, 04/23/25		18,778	18,590
Victra Holdings
7.750%, 02/15/26 (a)		24,438	24,676
			131,572
Energy – 17.6%
CITGO Petroleum
7.000%, 06/15/25 (a)		18,631	18,706
CrownRock
5.000%, 05/01/29 (a)		48,876	49,525
Expand Energy
5.700%, 01/23/25		5,000	5,004
Golar LNG
7.000%, 10/20/25 (a)		23,075	23,359
Hoegh LNG Holdings
10.680%, NIBOR3M + 6.000%, 01/30/25 (b)	NOK	106,000	9,348
Northriver Midstream Finance
5.625%, 02/15/26 (a)		896	896
Petroleos Mexicanos
4.250%, 01/15/25		16,038	16,007
Description	Face Amount (000)‡	Value (000)
Tidewater
8.500%, 11/16/26	7,250	$7,467
		130,312
Financials – 1.7%
AssuredPartners
5.625%, 01/15/29 (a)	12,120	12,268

Health Care – 3.3%
Cannabist Holdings
9.500%, 02/03/26 (a)	8,000	5,637
Encompass Health
5.750%, 09/15/25	2,136	2,138
HCA
5.375%, 02/01/25	16,456	16,460
		24,235
Industrials – 12.1%
Clarios Global
6.250%, 05/15/26 (a)	2,200	2,205
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1, Cl A
3.900%, 01/15/26	16,630	16,367
Icahn Enterprises
6.250%, 05/15/26	16,792	16,651
OPENLANE
5.125%, 06/01/25 (a)	18,439	18,408
Summit Materials
6.500%, 03/15/27 (a)	2,040	2,040
United Airlines Holdings
4.875%, 01/15/25	10,398	10,384
WASH Multifamily Acquisition
5.750%, 04/15/26 (a)	7,758	7,734
Williams Scotsman
6.125%, 06/15/25 (a)	15,743	15,737
		89,526
Information Technology – 1.8%
Gen Digital
5.000%, 04/15/25 (a)	5,575	5,569
Seagate HDD Cayman
4.750%, 01/01/25	7,800	7,800
		13,369
Materials – 11.3%
Cytec Industries
3.950%, 05/01/25	12,060	12,042
Pactiv Evergreen Group Issuer
4.375%, 10/15/28 (a)	11,929	11,929

RiverPark Short Term High Yield Fund
December 31, 2024 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Rayonier AM Products
7.625%, 01/15/26 (a)	48,153	$48,198
Sealed Air
5.500%, 09/15/25 (a)	11,050	11,073
		83,242
Real Estate – 0.3%
Service Properties Trust
4.500%, 03/15/25	2,479	2,473

Total Corporate Obligations
(Cost $549,479) (000)		546,722

Convertible Bonds — 17.8%

Communication Services – 8.7%
Liberty TripAdvisor Holdings
0.500%, 06/30/51	20,026	19,789
Magnite
0.250%, 03/15/26	9,000	8,412
TechTarget
0.000%, 12/15/26(c)	36,149	36,105
		64,306
Energy – 1.1%
Atlantica Sustainable Infrastructure Jersey
4.000%, 07/15/25	7,850	7,870

Health Care – 3.8%
NuVasive
0.375%, 03/15/25	28,543	28,293

Information Technology – 4.2%
Envestnet
0.750%, 08/15/25	31,028	31,059

Total Convertible Bonds
(Cost $130,265) (000)		131,528

Bank Loan Obligations — 4.7%

Business Equipment & Services – 2.7%
William Morris Endeavor Entertainment, LLC, Term B-1 Loan (1st Lien)
7.222%, 05/18/25 (b) (d)	20,018	20,043
Description	Face Amount (000)‡/Shares	Value (000)
Chemicals & Plastics – 2.0%
LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan
7.972%, 10/15/28 (d)	15,000	$15,075

Total Bank Loan Obligations
(Cost $35,166) (000)		35,118

Commercial Paper — 1.1%

Health Care – 1.1%
DENTSPLY SIRONA
5.035%, 01/10/25 (e)	8,000	7,989

Total Commercial Paper
(Cost $7,990) (000)		7,989

Preferred Stock — 1.0%

Financials – 1.0%
Aspen Insurance Holdings
7.000%(b)	286,164	7,157

Total Preferred Stock
(Cost $7,211) (000)		7,157

Special Purpose Acquisition Company — 0.0%

Common Stock– 0.0%
Diversified Financials – 0.0%
Plum Acquisition Corp III, Founder Shares * (f)	45,106	8

Total Special Purpose Acquisition Company
(Cost $–) (000)		8

Total Investments — 98.6%
(Cost $730,111) (000)		$728,522

A list of the open forward foreign currency contracts held by the Fund at December 31, 2024, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	01/07/25	NOK	107,938	USD	9,770	$288
						$288

RiverPark Short Term High Yield Fund
December 31, 2024 (Unaudited)

Percentages are based on Net Assets of $738,942 (000).
‡	In U.S. Dollar unless otherwise indicated.
*	Non-income producing security.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2024, these securities amounted to $368,988 (000) or 49.9% of Net Assets.
(b)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(c)	Zero coupon security.
(d)	Unsettled bank loan. Interest rate may not be available.
(e)	The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(f)	Level 3 security in accordance with fair value hierarchy. As of December 31, 2024, the total amount of Level 3 securities held by the Fund was $8 (000).

Cl — Class

NIBOR3M — Three-Month Norwegian Interbank Rate

NOK — Norwegian Krone

Ser — Series

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

RPF-QH-001-2800

RiverPark Long/Short Opportunity Fund
December 31, 2024 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments

Common Stock — 84.7%**

Communication Services – 17.1%
Alphabet, Cl A	5,086	$963
Alphabet, Cl C	5,051	962
Meta Platforms, Cl A	2,799	1,639
Netflix *	1,308	1,166
Pinterest, Cl A *	19,128	555
Snap, Cl A *	31,968	344
Walt Disney	9,597	1,068
		6,697
Consumer Discretionary – 11.6%
Amazon.com *	8,302	1,822
Booking Holdings	212	1,053
McDonald's	1,682	488
NIKE, Cl B	8,398	635
Starbucks	5,775	527
		4,525
Consumer Staples – 3.1%
Costco Wholesale	923	845
PepsiCo	2,472	376
		1,221
Financials – 10.4%
Blackstone	6,181	1,066
KKR	6,461	956
Mastercard, Cl A	2,030	1,069
Visa, Cl A	3,071	970
		4,061
Health Care – 9.5%
Eli Lilly	1,278	986
Illumina *	3,073	411
Intuitive Surgical *	1,843	962
UnitedHealth Group	1,814	918
Zoetis, Cl A	2,768	451
		3,728
Industrials – 5.0%
Lockheed Martin	730	355
Lyft, Cl A *	22,094	285
Uber Technologies *	21,752	1,312
		1,952
Information Technology – 28.0%
Adobe *	1,379	613
Apple	9,958	2,494
Applied Materials	2,801	455
Autodesk *	2,154	637
Datadog, Cl A *	4,258	608
Description	Shares	Value (000)
Intuit	1,172	$737
Microsoft	6,074	2,560
NVIDIA (a)	2,680	360
ServiceNow *	800	848
Shopify, Cl A *	10,316	1,097
Taiwan Semiconductor Manufacturing ADR	2,814	556
		10,965
Total Common Stock
(Cost $14,944) (000)		33,149

Total Investments — 84.7%
(Cost $14,944) (000)		$33,149

RiverPark Long/Short Opportunity Fund
December 31, 2024 (Unaudited)

A list of open swap agreements held by the Fund at December 31, 2024 was as follows:

Long Exposure

Company Reference	Counterparty	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Apprecation/ (Depreciation) (000)†
Charles Schwab	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	06/02/2025	$1,019	$981	$(38)
NVIDIA	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/29/2025	1,280	2,104	824
					$2,299	$3,085	$786

Short Exposure

Company Reference	Counterparty	Fund Receives	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Apprecation/ (Depreciation) (000)†
Ares Management, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/21/2025	$(185)	$(246)	$(61)
Capital One Financial Corp	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/26/2026	(289)	(286)	3
Carmax	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/26/2026	(328)	(320)	8
Doordash, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/18/2025	(206)	(294)	(88)
Expedia Group	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/19/2025	(189)	(257)	(68)
Fidelity National Information Services	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	12/05/2025	(251)	(226)	25
Hilton Worldwide Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	02/20/2025	(199)	(261)	(62)
Industrial Select Sector SPDR	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/14/2025	(1,142)	(1,193)	(51)
iShares MSCI Eurozone ETF	Goldman Sachs International	USD-SOFR	-1.13%	Maturity	09/08/2025	(1,017)	(1,003)	14
Marriott International, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	02/20/2025	(208)	(249)	(41)
Match Group	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/18/2025	(232)	(233)	(1)
Planet Fitness, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/12/2025	(188)	(248)	(60)
Ralph Lauren Corp, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	02/12/2025	(148)	(232)	(84)
SPDR S&P Homebuilders ETF	Goldman Sachs International	USD-SOFR	-0.69%	Maturity	09/16/2025	(763)	(718)	45
Synchrony Financial	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	12/01/2025	(260)	(297)	(37)
						$(5,605)	$(6,063)	$(458)

1	The payment frequency is the maturity date of each swap contract or the settlement date of a closing transaction, whichever comes first.
†	Inclusive of accrued dividends and interest related to Total Return Swaps.

Percentages are based on Net Assets of $39,157 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Underlying security for a Total Return Swap.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
SOFR — Secured Overnight Financing Rate
SPDR — Standard & Poor’s Depository Receipt
S&P — Standard & Poor’s
USD — United States Dollar

RPF-QH-001-2800

RiverPark Floating Rate CMBS Fund
December 31, 2024 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments

Commercial Mortgage-Backed Securities — 91.0%

Non-Agency Mortgage-Backed Obligations – 91.0%
ARES Commercial Mortgage Trust, Ser 2024-IND, Cl B
6.438%, TSFR1M + 2.041%, 07/15/41 (a) (b)	2,000	$2,012
ARES Commercial Mortgage Trust, Ser 2024-IND2, Cl C
6.389%, TSFR1M + 1.992%, 10/15/34 (a) (b)	2,000	2,002
BLP Commercial Mortgage Trust, Ser 2024-IND2, Cl A
5.739%, TSFR1M + 1.342%, 03/15/41 (a) (b)	958	959
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl F
6.912%, TSFR1M + 2.514%, 09/15/36 (a) (b)	500	499
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl F
6.756%, TSFR1M + 2.359%, 10/15/38 (a) (b)	2,100	2,095
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl E
6.313%, TSFR1M + 1.914%, 06/15/38 (a) (b)	877	877
BX Commercial Mortgage Trust, Ser 2021-CIP, Cl D
6.183%, TSFR1M + 1.785%, 12/15/38 (a) (b)	1,425	1,421
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A
6.038%, TSFR1M + 1.641%, 05/15/41 (a) (b)	1,612	1,619
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl C
5.613%, TSFR1M + 1.214%, 06/15/38 (a) (b)	403	402
BX Commercial Mortgage Trust, Ser 2021-ACNT, Cl A
5.362%, TSFR1M + 0.964%, 11/15/38 (a) (b)	1,264	1,263
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
5.164%, TSFR1M + 0.767%, 05/15/38 (a) (b)	289	288
BX Trust, Ser 2022-IND, Cl E
8.384%, TSFR1M + 3.987%, 04/15/37 (a) (b)	1,439	1,442
Description	Face Amount (000)	Value (000)
BX Trust, Ser 2022-PSB, Cl A
6.848%, TSFR1M + 2.451%, 08/15/39 (a) (b)	1,081	$1,086
BX Trust, Ser 2021-MFM1, Cl E
6.762%, TSFR1M + 2.364%, 01/15/34 (a) (b)	700	696
BX Trust, Ser 2024-CNYN, Cl A
5.839%, TSFR1M + 1.442%, 04/15/41 (a) (b)	1,738	1,743
BX Trust, Ser 2021-RISE, Cl A
5.259%, TSFR1M + 0.862%, 11/15/36 (a) (b)	1,691	1,683
Fashion Show Mall, Ser 2024-SHOW, Cl A
5.104%, 10/10/41 (b)	1,000	984
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl C
7.890%, TSFR1M + 3.493%, 10/15/39 (a) (b)	2,000	1,983
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2021-MHC, Cl E
7.213%, TSFR1M + 2.814%, 04/15/38 (a) (b)	1,300	1,302
MHC Trust, Ser 2021-MHC2, Cl B
5.612%, TSFR1M + 1.214%, 05/15/38 (a) (b)	1,321	1,319
MHP, Ser 2021-STOR, Cl F
6.713%, TSFR1M + 2.314%, 07/15/38 (a) (b)	1,500	1,494
NXPT Commercial Mortgage Trust, Ser 2024-STOR, Cl C
4.984%, 11/05/41 (b)	800	768
OPG Trust, Ser 2021-PORT F
6.461%, TSFR1M + 2.062%, 10/15/36 (a) (b)	650	647
TTAN, Ser 2021-MHC, Cl D
6.263%, TSFR1M + 1.864%, 03/15/38 (a) (b)	1,384	1,384

Total Commercial Mortgage-Backed Securities
(Cost $29,922) (000)		29,968

Total Investments — 91.0%
(Cost $29,922) (000)		$29,968

RiverPark Floating Rate CMBS Fund
December 31, 2024 (Unaudited)

Percentages are based on Net Assets of $32,920 (000).
(a)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(b)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2024, these securities amounted to $29,968 (000) or 91.0% of Net Assets.

Cl — Class
Ser — Series
TSFR1M — Term Secured Overnight Finance Rate 1-Month

RPF-QH-001-2800

RiverPark/Next Century Growth Fund
December 31, 2024 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments

Common Stock — 99.4%**

Communication Services – 1.1%
QuinStreet *	7,432	$171

Consumer Discretionary – 12.3%
Dutch Bros, Cl A *	6,207	325
Global-e Online *	8,354	456
Ollie's Bargain Outlet Holdings *	3,767	413
On Holding, Cl A *	3,123	171
Smith Douglas Homes, Cl A *	538	14
Universal Technical Institute *	13,382	344
Wingstop	697	198
		1,921
Consumer Staples – 3.1%
elf Beauty *	1,271	160
Freshpet *	2,157	319
		479
Financials – 9.4%
Flywire *	9,024	186
Kinsale Capital Group	675	314
Paymentus Holdings, Cl A *	13,836	452
Pinnacle Financial Partners	1,929	221
Western Alliance Bancorp	3,498	292
		1,465
Health Care – 15.1%
Alignment Healthcare *	9,411	106
Alphatec Holdings *	9,408	86
Artivion *	5,263	150
Castle Biosciences *	3,170	85
GeneDx Holdings, Cl A *	3,031	233
HealthEquity *	1,753	168
Natera *	1,991	315
PROCEPT BioRobotics *	3,367	271
RxSight *	2,230	77
Tandem Diabetes Care *	2,600	94
Veracyte *	4,757	188
Vericel *	5,444	299
Waystar Holding *	7,998	294
		2,366
Industrials – 31.2%
AAON	3,485	410
ACV Auctions, Cl A *	14,488	313
Astronics *	19,153	306
ExlService Holdings *	9,721	431
FTAI Aviation	2,613	376
Description	Shares	Value (000)
Hexcel	4,736	$297
Knight-Swift Transportation Holdings, Cl A	3,975	211
Loar Holdings *	2,929	217
MYR Group *	1,660	247
Paycor HCM *	13,305	247
Paylocity Holding *	727	145
RBC Bearings *	1,529	457
Saia *	1,190	542
Standardaero *	6,443	160
Sterling Infrastructure *	2,529	426
Xometry, Cl A *	2,041	87
		4,872
Information Technology – 24.8%
Agilysys *	1,331	175
Blend Labs, Cl A *	19,977	84
Clearwater Analytics Holdings, Cl A *	5,763	159
Coherent *	3,936	373
Credo Technology Group Holding *	2,662	179
CyberArk Software *	518	173
Grid Dynamics Holdings *	13,260	295
Guidewire Software *	819	138
Lattice Semiconductor *	5,689	322
MACOM Technology Solutions Holdings *	3,370	438
Onestream, Cl A *	4,802	137
PAR Technology *	5,807	422
Pegasystems	2,715	253
Q2 Holdings *	3,094	311
Vertex, Cl A *	7,672	409
		3,868
Materials – 1.5%
Carpenter Technology	1,427	242

Real Estate – 0.9%
Cushman & Wakefield *	11,454	150

Total Common Stock
(Cost $12,994) (000)		15,534

Total Investments — 99.4%
(Cost $12,994) (000)		$15,534

RiverPark/Next Century Growth Fund
December 31, 2024 (Unaudited)

Percentages are based on Net Assets of $15,622 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

RPF-QH-001-2800

RiverPark/Next Century Large Growth Fund
December 31, 2024 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments

Common Stock — 95.5%

Communication Services – 12.8%
Alphabet, Cl A	804	$152
Meta Platforms, Cl A	209	123
Netflix *	68	61
Trade Desk, Cl A *	217	25
		361
Consumer Discretionary – 12.1%
Amazon.com *	892	196
Chipotle Mexican Grill, Cl A *	444	27
Tesla *	293	118
		341
Consumer Staples – 2.9%
Costco Wholesale	89	81

Financials – 8.8%
Goldman Sachs Group	117	67
Kinsale Capital Group	62	29
Mastercard, Cl A	78	41
Progressive	171	41
Toast, Cl A *	704	26
Visa, Cl A	146	46
		250
Health Care – 3.0%
Boston Scientific *	317	28
Intuitive Surgical *	107	56
		84
Industrials – 11.8%
Axon Enterprise *	34	20
Boeing *	497	88
Howmet Aerospace	513	56
Quanta Services	190	60
Saia *	110	50
Symbotic, Cl A *	544	13
Vertiv Holdings, Cl A	393	45
		332
Information Technology – 43.6%
Advanced Micro Devices *	533	64
Apple	1,150	288
AppLovin, Cl A *	133	43
ARM Holdings ADR *	263	33
Cadence Design Systems *	88	27
Crowdstrike Holdings, Cl A *	90	31
Guidewire Software *	168	28
Microsoft	642	270
Description	Shares	Value (000)
NVIDIA	1,966	$264
Palo Alto Networks *	156	28
ServiceNow *	82	87
Shopify, Cl A *	383	41
Tyler Technologies *	47	27
		1,231
Real Estate – 0.5%
CoStar Group *	183	13

Total Common Stock
(Cost $2,094) (000)		2,693

Total Investments — 95.5%
(Cost $2,094) (000)		$2,693

Percentages are based on Net Assets of $2,821 (000).
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

RPF-QH-001-2800